UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesvill, VA 22911


Form 13F File Number: 28-11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                8/1/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      277,557
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AERCAP HOLDINGS                 COM            N00985106   11,748   909,335 SH       SOLE       N/A           SHARED    0
AMSURG CORP                     COM            03232P405   17,463   682,663 SH       SOLE       N/A           SHARED    0
AIRCASTLE LIMITED               COM            G0129K104   15,586 1,232,099 SH       SOLE       N/A           SHARED    0
AURIZON MINES, LTD              COM            05155P106   13,260 2,376,278 SH       SOLE       N/A           SHARED    0
BRIDGEPOINT EDUCATION, INC      COM            10807M105   21,992   925,991 SH       SOLE       N/A           SHARED    0
CASH AMERICA                    COM            14754D100    9,725   170,492 SH       SOLE       N/A           SHARED    0
CORRECTIONS CORP AMERICA        COM            22025Y407   18,755   887,161 SH       SOLE       N/A           SHARED    0
DEAN FOODS CO                   COM            242370104   17,957 1,471,877 SH       SOLE       N/A           SHARED    0
DHT MARITIME                    COM            Y2065G105   14,144 3,692,952 SH       SOLE       N/A           SHARED    0
GASTAR                          COM            367299203    2,058   617,955 SH       SOLE       N/A           SHARED    0
IDT CORP                        COM            448947101    4,685   173,849 SH       SOLE       N/A           SHARED    0
L-3 COMMUNICATIONS HOLDINGS INC COM            502424104   21,560   248,011 SH       SOLE       N/A           SHARED    0
NICE SYSTEMS, LTD               COM            653656108   11,167   310,205 SH       SOLE       N/A           SHARED    0
ORION MARINE GROUP INC          COM            68628V308    6,276   660,670 SH       SOLE       N/A           SHARED    0
POWER-ONE INC                   COM            73930R102   14,970 1,868,915 SH       SOLE       N/A           SHARED    0
REGIS CORP                      COM            758932107    3,668   242,404 SH       SOLE       N/A           SHARED    0
SERVICE CORP INT'L              COM            817565104   10,913   942,396 SH       SOLE       N/A           SHARED    0
SMITH & WESSON HOLDINGS CO      COM            831756101    4,169 1,422,893 SH       SOLE       N/A           SHARED    0
STERIS CORP                     COM            859152100    9,939   285,933 SH       SOLE       N/A           SHARED    0
STEWART ENTERPRISES             COM            860370105    8,635 1,200,973 SH       SOLE       N/A           SHARED    0
TELEPHONE & DATA SYSTEMS INC    COM            879433100   16,022   508,782 SH       SOLE       N/A           SHARED    0
USEC INC                        COM            90333E108    8,125 2,554,959 SH       SOLE       N/A           SHARED    0
WARREN RESOURCES INC            COM            93564A100   14,740 3,962,327 SH       SOLE       N/A           SHARED    0